Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance (PvP) Table

The table below shows compensation actually paid (as defined by the SEC in Item 402(v) of Regulation S-K) for our executives and our financial performance for the years shown in the table. For purposes of this discussion, our CEO is also referred to as our principal executive officer or “PEO” and our other NEOs are referred to as our “Non-PEO NEOs”:

					Value of an Initial $100 Investment Based on 12/31/19			Company Selected Measure
Fiscal Year	Summary Compensation Table Total for PEO[1,2]	Compensation Actually Paid to PEO[1,3]	Average Summary Compensation Table Total For Non-PEO NEOs[1,4]	Average Compensation Actually Paid to Non-PEO NEOs[1,5]	Total Stockholder Return[6]	Peer Group Total Stockholder Return[7]	Net Income (millions)[8]	Pre-Bonus Adjusted Operating Income (millions)[9]
2024	$63,536	$63,536	$2,399,937	$760,350	$15	$157	($310.6)	$92.2
2023	$100,151	$100,151	$1,782,960	$138,937	$61	$158	$18.3	$154.7
2022	$69,683	$69,683	$6,423,892	$1,502,297	$119	$125	$117.3	$197.8
2021	$632,135	$632,135	$2,045,642	$2,745,100	$241	$194	$158.2	$251.4
2020	$628,295	$628,295	$1,917,864	$2,325,816	$192	$129	$129.3	$237.5

1.	The NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2024	Kenneth D. Tuchman	Kenneth "Kenny" R. Wagers, Francois Bourret, Michelle "Shelly" R. Swanback, David J. Seybold, Margaret B. McLean
2023	Kenneth D. Tuchman	Michelle "Shelly" R. Swanback, Francois Bourret, Dustin J. Semach, David J. Seybold, Margaret B. McLean
2022	Kenneth D. Tuchman	Dustin J. Semach, Michelle "Shelly" R. Swanback, Regina M. Paolillo, David J. Seybold
2021	Kenneth D. Tuchman	Regina M. Paolillo, Richard S. Erickson, Judi A. Hand, Margaret B. McLean, Dustin J. Semach
2020	Kenneth D. Tuchman	Regina M. Paolillo, Martin F. DeGhetto, Richard S. Erickson, Judi A. Hand, Margaret B. McLean

2.	Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year.
3.	Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). Since Mr. Tuchman does not currently receive equity grants, there are no equity adjustments recorded and the dollar amounts reflect the actual amount of compensation earned during the applicable year.
4.	The amounts reported under "Average Summary Compensation Table Total" for non-PEO NEOs represent the average of the amounts reported for the Company's NEOs as a group (excluding any individual serving as PEO for such year) in the 'Total' column of the Summary Compensation Table in each applicable year.
5.	The amounts in column "Average Compensation Actually Paid" for non-PEO NEOs represent the average amount of compensation paid to the NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs' total compensation for each year to determine the compensation actually paid. See "Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Non-PEO NEOs" table below for additional information.
6.	Total Stockholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on the last trading day of fiscal year 2019 through the end of the applicable fiscal year, assuming reinvestment of dividends.
7.	Peer Group Total Stockholder Return represents the cumulative return on a fixed investment of $100 in the same Customized Peer Group utilized in our annual 10-K Stock Performance Graph (Accenture Plc, Cognizant Technology Solutions Corp, Concentrix Corp, Globant S.A., Teleperformance, Telus International) for the period beginning on the last trading day of fiscal year 2019 through the end of the applicable fiscal year, assuming reinvestment of dividends.
8.	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
9.	We use pre-bonus adjusted Operating Income as a performance measure in our annual cash-based incentive plan. Refer to "Reconciliation of Non-GAAP Income from Operations" table on page 60 for reconciliations from GAAP figures to pre-bonus adjusted operating figures. TTEC presents company performance metrics on a non-GAAP basis to more accurately convey the performance of the business, which adjusts for non-operating items including, but not limited to, asset impairment, restructuring charges, cybersecurity incident-related costs, changes in acquisition contingent considerations, and one-time non-recurring items.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Non-PEO NEOs

Fiscal Year	Summary Compensation Table Total	(Minus): Grant Date Value of Equity Awards Granted in the Fiscal Year	Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	Compensation Actually Paid
2024	$2,399,937	($1,707,996)	$686,372	($441,083)	$0	($176,879)	$0	$0	$760,350
2023	$1,782,960	($1,260,497)	$300,520	($546,207)	$0	($38,247)	($99,593)	$0	$138,937
2022	$6,423,892	($5,971,533)	$1,427,926	$38,389	$48,620	($126,588)	($338,408)	$0	$1,502,297
2021	$2,045,642	($758,623)	$315,295	$753,592	$153,446	$235,747	$0	$0	$2,745,100
2020	$1,917,864	($966,385)	$797,796	$297,612	$375,662	$38,641	($135,374)	$0	$2,325,816

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.

The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date value of the awards as reported in the Summary Compensation Table, except for the fair value calculations of performance-based equity awards, which reflect the currently known probable outcome of the performance vesting conditions as of each measurement date.

Company Selected Measure Name	Pre-Bonus Adjusted Operating Income
Named Executive Officers, Footnote
1.	The NEOs included in these columns reflect the following individuals:
Year	PEO	Non-PEO NEOs
2024	Kenneth D. Tuchman	Kenneth "Kenny" R. Wagers, Francois Bourret, Michelle "Shelly" R. Swanback, David J. Seybold, Margaret B. McLean
2023	Kenneth D. Tuchman	Michelle "Shelly" R. Swanback, Francois Bourret, Dustin J. Semach, David J. Seybold, Margaret B. McLean
2022	Kenneth D. Tuchman	Dustin J. Semach, Michelle "Shelly" R. Swanback, Regina M. Paolillo, David J. Seybold
2021	Kenneth D. Tuchman	Regina M. Paolillo, Richard S. Erickson, Judi A. Hand, Margaret B. McLean, Dustin J. Semach
2020	Kenneth D. Tuchman	Regina M. Paolillo, Martin F. DeGhetto, Richard S. Erickson, Judi A. Hand, Margaret B. McLean

Peer Group Issuers, Footnote
7.	Peer Group Total Stockholder Return represents the cumulative return on a fixed investment of $100 in the same Customized Peer Group utilized in our annual 10-K Stock Performance Graph (Accenture Plc, Cognizant Technology Solutions Corp, Concentrix Corp, Globant S.A., Teleperformance, Telus International) for the period beginning on the last trading day of fiscal year 2019 through the end of the applicable fiscal year, assuming reinvestment of dividends.

PEO Total Compensation Amount	$ 63,536	$ 100,151	$ 69,683	$ 632,135	$ 628,295
PEO Actually Paid Compensation Amount	63,536	100,151	69,683	632,135	628,295
Non-PEO NEO Average Total Compensation Amount	2,399,937	1,782,960	6,423,892	2,045,642	1,917,864
Non-PEO NEO Average Compensation Actually Paid Amount	$ 760,350	138,937	1,502,297	2,745,100	2,325,816
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Non-PEO NEOs

Fiscal Year	Summary Compensation Table Total	(Minus): Grant Date Value of Equity Awards Granted in the Fiscal Year	Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	Compensation Actually Paid
2024	$2,399,937	($1,707,996)	$686,372	($441,083)	$0	($176,879)	$0	$0	$760,350
2023	$1,782,960	($1,260,497)	$300,520	($546,207)	$0	($38,247)	($99,593)	$0	$138,937
2022	$6,423,892	($5,971,533)	$1,427,926	$38,389	$48,620	($126,588)	($338,408)	$0	$1,502,297
2021	$2,045,642	($758,623)	$315,295	$753,592	$153,446	$235,747	$0	$0	$2,745,100
2020	$1,917,864	($966,385)	$797,796	$297,612	$375,662	$38,641	($135,374)	$0	$2,325,816

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures

Following is an unranked list of the financial performance measures we consider most important in linking company performance and compensation actually paid to our NEOs for the most recently completed fiscal year. Further information on our performance measures is described in our Compensation Discussion & Analysis (CD&A) above.

●	Pre-Bonus Adjusted Operating Income
●	Revenue
●	Adjusted EBITDA

Total Shareholder Return Amount	$ 15	61	119	241	192
Peer Group Total Shareholder Return Amount	157	158	125	194	129
Net Income (Loss)	$ (310,600,000)	$ 18,300,000	$ 117,300,000	$ 158,200,000	$ 129,300,000
Company Selected Measure Amount	92,200,000	154,700,000	197,800,000	251,400,000	237,500,000
PEO Name	Kenneth D. Tuchman
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Bonus Adjusted Operating Income
Non-GAAP Measure Description
9.	We use pre-bonus adjusted Operating Income as a performance measure in our annual cash-based incentive plan. Refer to "Reconciliation of Non-GAAP Income from Operations" table on page 60 for reconciliations from GAAP figures to pre-bonus adjusted operating figures. TTEC presents company performance metrics on a non-GAAP basis to more accurately convey the performance of the business, which adjusts for non-operating items including, but not limited to, asset impairment, restructuring charges, cybersecurity incident-related costs, changes in acquisition contingent considerations, and one-time non-recurring items.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,707,996)	$ (1,260,497)	$ (5,971,533)	$ (758,623)	$ (966,385)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	686,372	300,520	1,427,926	315,295	797,796
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(441,083)	(546,207)	38,389	753,592	297,612
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	48,620	153,446	375,662
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(176,879)	(38,247)	(126,588)	235,747	38,641
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(99,593)	(338,408)	0	(135,374)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0